Bank Financing and Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Bank financing and debt details [Abstract]
Obligations under capital leases	$ 113,000,000	$ 72,000,000
Less current portion	20,000,000	18,000,000
Total long-term debt from continuing operations, net of current portion	5,940,000,000	5,903,000,000
Net unamortized discount on senior debt	13,000,000	16,000,000
Increase in the carrying value of debt relating to previously settled fair value hedges	18,000,000	23,000,000
Debt due within one year reflecting intent and ability to refinance on a long-term basis	99,000,000
Debt repurchases		1,590,000,000
Net loss on early extinguishment of debt	0	32,000,000	0
Debt Instrument [Line Items]
Commercial paper	475,000,000	0
Carrying value of senior debt	5,860,000,000	5,860,000,000
Face value of debt	6,440,000,000	5,930,000,000
Total Debt [Line Items]
Total debt	6,449,000,000	5,935,000,000
Long Term Debt By Maturity Abstract
2014	99,000,000
2015	0
2016	200,000,000
2017	400,000,000
2018	300,000,000
2019 and thereafter	4,857,000,000
Continuing Operations [Member]
Total Debt [Line Items]
Total debt	6,435,000,000	5,921,000,000
Discontinued Operations [Member]
Total Debt [Line Items]
Total debt	14,000,000	14,000,000
Notes 2014 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	99,000,000	100,000,000
Stated interest rate	8.875%
Senior Debentures 2016 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	200,000,000	200,000,000
Stated interest rate	7.625%
Senior Notes 2017 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	397,000,000	396,000,000
Stated interest rate	1.95%
Senior Notes 2018 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	317,000,000	321,000,000
Stated interest rate	4.625%
Senior Notes 2019 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	592,000,000	591,000,000
Stated interest rate	8.875%
Senior Notes 2020 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	500,000,000	500,000,000
Stated interest rate	5.75%
Senior Notes 2021 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	300,000,000	300,000,000
Stated interest rate	4.30%
Senior Notes 2022 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	695,000,000	694,000,000
Stated interest rate	3.375%
Debentures 2023 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	224,000,000	224,000,000
Stated interest rate	7.875%
Senior Notes 2023 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	52,000,000	52,000,000
Stated interest rate	7.125%
Senior Debentures 2030 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	1,270,000,000	1,271,000,000
Stated interest rate	7.875%
Senior Debentures 2033 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	428,000,000	428,000,000
Stated interest rate	5.50%
Senior Notes 2040 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	299,000,000	299,000,000
Stated interest rate	5.90%
Senior Notes 2042 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	488,000,000	487,000,000
Stated interest rate	4.85%
Senior Notes Issuances in 2012 [Member]
Debt Instrument [Line Items]
Face value of debt		$ 1,600,000,000